Loss Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Loss Per Share
19.	Loss Per Share

	Year Ended December 31,
	2013	2012	2011
	$	$	$

Net loss attributable to stockholders’ of Teekay Corporation	(114,738)	(160,180)	(358,616)

Weighted average number of common shares	70,457,968	69,263,369	70,234,817
Dilutive effect of stock-based compensation	—	—	—

Common stock and common stock equivalents	70,457,968	69,263,369	70,234,817

Loss per common share:
- Basic	(1.63)	(2.31)	(5.11)
- Diluted	(1.63)	(2.31)	(5.11)

The anti-dilutive effect attributable to outstanding stock-based compensation excluded from the calculation of diluted loss per common share, for the years ended December 31, 2013, 2012, and 2011 was 1.0 million, 3.9 million and 5.7 million shares, respectively.